Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Related Party Transactions
Note 15. Related Party Transactions and Balances
During the three months ended March 31, 2025, the Company recognized no revenue from sales to minority stockholders. During the three months ended March 31, 2024, the Company recognized revenues of approximately $0.5 million, or approximately 100% of its total revenue, from sales to two minority stockholders.
As of March 31, 2025 and December 31, 2024, there was no accounts receivable due from these customers.
In 2023, we issued a convertible note in the amount of $5.0 million or 41% of the total 2023 Convertible Note proceeds raised in 2023 to a related party investor holding more than a 10% ownership our outstanding stock. This related party investor also has a representative serving on our Board of Directors. In accordance with the terms of the 2023 Convertible Note NPA, the investor also received 2023 Convertible Note Warrants for no additional consideration resulting in the allocation of proceeds between the 2023 Convertible Note and the 2023 Convertible Note Warrants (see Note 9). The 2023 Convertible Note and 2023 Convertible Note Warrants held by this investor were subject to the adjustments in fair value. As of December 31, 2024, the related party 2023 Convertible Note and 2023 Convertible Note Warrants approximated $6.9 million and $8.0 million, respectively. Upon consummation of the Merger, this related party’s 2023 Convertible Note and 2023 Convertible Warrants were converted into shares of common stock (see Note 3). During the three months ended March 31, 2025 and 2024, the changes in fair value for the respective 2023 Convertible Note were $6.0 million and $0.9 million, respectively (see Note 5). During the three months ended March 31, 2025 and 2024, the changes in fair value for the respective 2023 Convertible Note Warrants were $1.2 million and less than $0.1 million, respectively (see Note 5).

In January 2023, one of the minority investors with which we had a prior revenue arrangement, with no revenue in the three months ended March 31, 2025 and 2024, also invested in a P2P Note in the amount of $3.3 million or 35% of the total P2P proceeds raised in 2023 (see Note 8). In accordance with the terms of the 2022 P2P NPA, the minority investor also received P2P Warrants for no additional consideration resulting in the allocation of proceeds between the P2P Note and the P2P Warrants (see Note 9). The P2P Note and P2P Warrants held by the minority investor were subject to the adjustments in fair value. As of December 31, 2024, the related party P2P Note and P2P Warrants approximated $4.2 million. Effective January 13, 2025, this related party’s respective P2P Note and P2P Warrants were converted into common stock in connection with the Merger (see Note 3). During the three months ended March 31, 2025 and 2024, the change in fair value for the respective P2P Note was $7.2 million and less than $0.1 million, respectively (see Note 5). During the three months ended March 31, 2025 and 2024, the change in fair value for the respective P2P Warrants was $3.3 million and $0.5 million, respectively (see Note 5).
In December 2022, one of the minority stockholders with which we had a prior revenue arrangement, representing approximately 0% and approximately 100% of total revenues for the three months ended March 31, 2025 and 2024, and 0% and 98% of accounts receivable as of March 31, 2025 and December 31, 2024, respectively, also invested in a P2P Note in the amount of $0.4 million, or 13% of the total P2P proceeds raised in 2022 (see Note 8). In accordance with the terms of the 2022 P2P NPA, the minority investor also received P2P Warrants for no additional consideration resulting in the allocation of proceeds between the P2P Note and the P2P Warrants (see Note 9). The P2P Note and P2P Warrants held by the minority investor were subject to the adjustments in fair value. As of December 31, 2024, the fair value of the related party P2P Note and P2P Warrants approximated $0.5 million and zero, respectively. Effective January 13, 2025, this related party’s respective 2022 P2P Note and P2P Warrants were converted into common stock in connection with the Merger (see Note 3). During the three months ended March 31, 2025, the changes in fair value for this set of P2P Note and P2P Note Warrants was $0.8 million and $0.2 million, respectively (see Note 5). During the three months ended March 31, 2024, the change in fair value for this set of P2P Note and P2P Note Warrants was immaterial (see Note 5).
On January 13, 2025, in connection with the consummation of the Merger, BurTech LP, previously the Sponsor of BurTech, issued a secured promissory note and pledge agreement to BurTech in the principal amount of approximately $8.8 million, bearing an interest rate of 7% with annual compounding, compounded on December 31 each year. Pursuant to this promissory note, BurTech LP agreed to pay certain of the transaction expenses (as defined in the Merger Agreement) of BurTech. As consideration for this promissory note, the Company issued 750,000 shares of common stock to BurTech LP. BurTech LP is obligated to pay the related transaction expenses set forth in the note within ninety days after the date that the shares have been registered for resale under the Securities Act. As of March 31, 2025, payment in the note had not yet been received.
During the three months ended March 31, 2025 and 2024, the Company incurred $0.2 million and zero, respectively, of marketing expenses paid to a company owned by a direct family member of one of our minority stockholders and board of directors.
As of March 31, 2025, the Company has amounts due for a Working Capital Loan and advances from a related party (see Note 8).

Note 13. Related Party Transactions and Balances
During the year ended December 31, 2024, the Company recognized revenues of approximately $
1.5
 million, or approximately
98
% of its total revenue, from sales to two minority stockholders. During the year ended December 31, 2023, the Company recognized revenues of approximately $
3.8
 million, or nearly
100
% of its total revenue, from sales to one minority stockholders. As of December 31, 2024 and 2023, there was zero and $
0.5
 million of accounts receivables from one of these customers, respectively, all of which was unbilled.

In November 2023, the Company executed a $
4.0
 million demand note (see Note 7) with a related party investor holding more than a
10
% ownership in the outstanding stock of the Company. In April 2024, the Company repaid the total outstanding principal and interest. This related party investor also has a representative serving on the Company’s Board of Directors. The same investor invested in a 2023 Convertible Note (see Note 8) in the amount of $
5.0
 million or
41
%
of the total 2023 Convertible Note proceeds raised in 2023. In accordance with the terms of the 2023 Convertible Note NPA, the investor also received 2023 Convertible Note Warrants (see Note 8) for no additional consideration resulting in the allocation of proceeds between the 2023 Convertible Note and the 2023 Convertible Note Warrants. The 2023 Convertible Note and 2023 Convertible Note Warrants held by this investor are subject to the adjustments in fair value. As of December 31, 2024, the related party 2023 Convertible Note and 2023 Convertible Note Warrants approximate
$
6.9
 million and $
8.0
 million, respectively. As of December 31, 2023, the related party 2023 Convertible Note and 2023 Convertible Note Warrants approximate $
7.3
 million and $
0.9
 million, respectively. During the years ended December 31, 2024 and 2023, the change in fair value for the 2023 Convertible Note equaled $
0.4
 million and $
3.0
 million, respectively (see Note 4). During the years ended December 31, 2024 and 2023, the change in fair value for the 2023 Convertible Note Warrants equaled $
0.8
 million and $
0.2
million, respectively (see Note 4). In conjunction with the issuance of the 2023 Convertible Note, the Company issued
6,000,000
RSUs to the investor. The issuance date fair value of the RSUs was recognized as a financing charge (see Note 8). In December 2023, the terms of the RSUs were modified resulting in accelerated vesting and immediate issuance of
6,000,000
common stock shares for which incremental stock-based compensation expense was recorded (see Note 11).

In January 2023, one of the minority investors with which the Company had a revenue arrangement, representing
21
% and
zero
percent of revenue for the years ended December 31, 2024 and 2023, also invested in a P2P Note (see Note 7) in the amount of $
3.3
 million or
35
% of the total P2P proceeds raised in 2023. In accordance with the terms of the 2022 P2P NPA, the minority investor also received P2P Warrants (see Note 8) for no additional consideration resulting in the allocation of proceeds between the P2P Note and the P2P Warrants. The P2P Note and P2P Warrants held by the minority investor are subject to the adjustments in fair value. As of December 31, 2024, the related party P2P Note and P2P Warrants approximate $
4.2
 million and nearly
zero
, respectively. As of December 31, 2023, the related party P2P Note and P2P Warrants approximate $
3.9
 million and $
0.3
 million, respectively. During the years ended December 31, 2024 and 2023, the change in fair value for the P2P Note equaled $
0.3
 million and $
0.9
 million, respectively (see Note 4). During the years

ended December 31, 2024 and 2023, the change in fair value for P2P Warrants equaled $
0.3
 million and $
32,000
respectively (see Note 4).

In December 2022, one of the minority stockholders with which the Company had a revenue arrangement, representing
77
% and nearly
100
% of total revenues for the years ended December 31, 2024 and 2023, and zero
percent and
98
% of accounts receivable as of December 31, 2024 and 2023, respectively, also invested in a P2P Note (see Note 7) in the amount of $
0.4
 million or
13
% of the total P2P proceeds raised in 2022. In accordance with the terms of the 2022 P2P NPA, the minority investor also received P2P Warrants equal (see Note 8) for no additional consideration resulting in the allocation of proceeds between the P2P Note and the P2P Warrants. The P2P Note and P2P Warrants held by the minority investor are subject to the adjustments in fair value. As of December 31, 2024, the fair value of the related party P2P Note and P2P Warrants approximate $
0.5
 million and nearly
zero
, respectively. As of December 31, 2023, the related party P2P Note and P2P Warrants approximate $
0.4
 million and $
29,000
, respectively. During the year ended December 31, 2024, the change in fair value for the P2P Note and P2P Note Warrants equaled $
38,000
and $
29,000
, respectively (see Note 4). During the year ended December 31, 2023, the change in fair value for the P2P Note and P2P Note Warrants was immaterial (see Note 4).

During 2024, the Company incurred $
0.3
 million of marketing expenses paid to a Company owned by a direct family member of a minority stockholder and Company board of director.